CONDENSED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (2,201)	$ (4,749)	$ (5,886)	$ (6,994)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	16	15	21	23
Stock-based compensation	70	265	313	2,054
Loss on sale of assets	4	0
Gain on change in fair value of derivative liability	(421)	0	(181)	0
Decrease (increase) in operating assets:
Prepaid expenses	(17)	70	83	(34)
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	414	779	1,017	(93)
Cash used in operating activities	(2,135)	(3,620)	(4,633)	(5,044)
Cash flows from investing activities:
Proceeds from sale of assets	4
Acquisition of office equipment	(4)	(4)	(4)	(4)
Cash used in investing activities	0	(4)	(4)	(4)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants sold	0	2,514	4,367	4,104
Cost of common stock and warrants sold	0	(253)	(506)	(327)
Proceeds from exercise of warrants	0	287	925	0
Cash provided by financing activities	0	2,548	4,786	3,777
Net decrease in cash	(2,135)	(1,076)	149	(1,271)
Cash and cash equivalents, beginning of period	2,465	2,316	2,316	3,587
Cash and cash equivalents, end of period	$ 330	$ 1,240	$ 2,465	$ 2,316